Income Taxes (Tables)	6 Months Ended
Jun. 30, 2026
Income Taxes [Abstract]
Schedule of Provision for Income Tax

The provision for income tax consisted of the following:

	For the six months ended June 30
	2026	2025
Current income tax expenses	$126,380	$—
Deferred income tax expenses (benefits)	(1,284)	(1,703)
Total income tax expenses (benefits)	$125,096	$(1,703)

Schedule of Reconciliation Between the Statutory Earned Income Tax Rate and Effective Income Tax

The following table sets forth reconciliation between the statutory earned income tax rate and the effective income tax:

	For the six months ended June 30,
	2026	2025
Income (loss) before income tax expenses	$1,134,106	$(1,977,123)
Income tax computed at statutory EIT rate (25%)	283,527	—
Tax effect of preferential tax treatments	(113,411)	—
Effect of research and development credits	(172,464)	—
Effect of other non-deductible expenses	(6,255)	—
Effect of change in valuation allowance	134,983
Current income tax expenses	$126,380	$—
Tax effect of deferred tax recognized	(1,284)	(1,703)
Total income tax expenses (benefits)	$125,096	$(1,703)

Schedule of Components of Deferred Tax Assets	The significant components of deferred tax assets were as following:
	As of June 30, 2026	As of December 31, 2025
Deferred tax assets	$7,088	$5,804
Total deferred tax assets	$7,088	$5,804

Schedule of Company’s Taxes Payable

The Company’s taxes payable consisted of the following:

	As of June 30, 2026	As of December 31, 2025
Income tax payable	$100,882	$—
Other tax payables	47,626	99,653
Total tax payable	$148,508	$99,653